38. Electric works arrangement - Agreement for the supply of electric power to Mitre and Sarmiento (Details Narrative) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfElectricWorksArrangementAgreementForSupplyOfElectricPowerToMitreAndSarmientoLineItems [Line Items]
Non-current deferred revenue	$ 194,629	$ 199,990
Non-current trade payables	6,034,228	$ 5,103,326
Mitre and Sarmiento railway lines
SummaryOfElectricWorksArrangementAgreementForSupplyOfElectricPowerToMitreAndSarmientoLineItems [Line Items]
Non-current deferred revenue	56,400
Non-current trade payables	$ 80,000